13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549
			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: September 30, 2002
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
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Address:	1010 Sherbrooke St. West, Suite 2005
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		Montreal, Quebec
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		Canada H3A 2R7
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Form 13F File Number: 	28-67075
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The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
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Title:		Compliance Officer & Partner
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Phone:		514-842-2727
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Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	October 8, 2002
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     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:	        80
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Form 13F Information Table Value Total:       9,476,816
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					    (thousands)
List of Other Included Managers:  NONE

		FORM 13F INFORMATION TABLE

                                                                                         VOTING AUTHORITY
NAME OF ISSUER             Title   Cusip   VALUE (x$10Shares/PRN SH/PRPUT/INVESTMNT OTHER    SOLE       SHARED     NONE

Abbott Laboratories        Common002824100     113,682  3,019,453 SH      SOLE              2,921,678      97,775
Abitibi-Consolidated Inc.  Common003924107         443     50,162 SH      SOLE                 49,977         185
Albertson's Inc.           Common013104104      80,366  2,638,409 SH      SOLE              2,517,688     120,721
American Int'l Group       Common026874107      81,554  1,195,277 SH      SOLE              1,164,259      31,018
AOL Time Warner            Common00184A105      33,033  2,245,590 SH      SOLE              2,172,690      72,900
Avaya Inc.                 Common053499109          18      3,719 SH      SOLE                  3,719
Ballard Power Systems Inc. Common05858H104           5        300 SH      SOLE                    300
Bank of New York           Common064057102      72,000  2,133,340 SH      SOLE              2,037,440      95,900
Bank of Nova Scotia        Common064149107     564,292 17,900,658 SH      SOLE             17,158,110     742,548
BCE Inc.                   Common05534B109       1,765    106,070 SH      SOLE                 89,584      16,486
Bristol-Myers Squibb Co.   Common110122108     102,829  4,001,121 SH      SOLE              3,877,886     123,235
Cameco Corporation         Common13321L108     169,047  6,926,980 SH      SOLE              6,622,899     304,081
Canadian Imperial Bank of CCommon136069101      17,938    585,297 SH      SOLE                576,521       8,776
Cardinal Health            Common14149Y108      81,609  1,328,921 SH      SOLE              1,281,753      47,168
Chevron Texaco Corp.       Common166764100     117,569  1,328,466 SH      SOLE              1,288,659      39,807
Coca-Cola Co.              Common191216100      39,627    707,631 SH      SOLE                674,231      33,400
Colgate-Palmolive          Common194162103      32,995    659,245 SH      SOLE                630,145      29,100
Conagra Foods              Common205887102      73,624  2,662,714 SH      SOLE              2,529,662     133,052
Corus Entertainment Inc.     B   220874101      15,430    909,653 SH      SOLE                909,653
Crown Cork & Seal          Common228255105         101     14,750 SH      SOLE                 14,750
CVS Corp.                  Common126650100      85,970  2,809,465 SH      SOLE              2,809,465
Diebold Inc.               Common253651103       7,856    210,945 SH      SOLE                181,995      28,950
Walt Disney Co.            Common254687106      75,530  3,996,297 SH      SOLE              3,866,472     129,825
Emerson Electric           Common291011104     144,018  2,691,413 SH      SOLE              2,601,373      90,040
Enbridge Inc.              Common29250N105     357,585 12,024,126 SH      SOLE             11,574,010     450,116
Encana Corp.               Common292505104     421,973 14,329,024 SH      SOLE             13,739,827     589,197
Exxon Mobil Corp.          Common30231G102     217,761  5,321,640 SH      SOLE              5,159,057     162,583
Federal National Mortgage ACommon313586109     155,065  2,102,580 SH      SOLE              2,034,880      67,700
First Tennessee National CoCommon337162101      41,132  1,073,940 SH      SOLE              1,032,790      41,150
Four Seasons Hotel         Common35100E104      17,294    386,057 SH      SOLE                384,057       2,000
General Electric           Common369604103      93,810  3,229,275 SH      SOLE              3,154,131      75,144
Gillette Co.               Common375766102     140,400  4,145,272 SH      SOLE              4,011,744     133,528
Hartford Financial Svs     Common416515104      67,684  1,138,116 SH      SOLE              1,082,517      55,599
HCA Inc.                   Common404119109      95,802  2,016,874 SH      SOLE              1,934,904      81,970
Hummingbird Ltd.           Common44544R101       4,896    258,350 SH      SOLE                258,350
Ikon Office Solutions      Common451713101          14      1,500 SH      SOLE                  1,500
Imperial Oil Ltd.          Common453038408     188,677  6,327,020 SH      SOLE              6,104,100     222,920
IMS Health Inc.            Common449934108      37,288  2,077,305 SH      SOLE              1,980,105      97,200
Interpublic Group          Common460690100      73,759  2,978,946 SH      SOLE              2,840,491     138,455
International Flavours & FrCommon459506101       6,984    214,955 SH      SOLE                214,955
Jefferson Pilot            Common475070108      60,229  1,281,476 SH      SOLE              1,222,676      58,800
JM Smucker Co.             Common832696405          91      2,678 SH      SOLE                  2,580          98
Johnson & Johnson          Common478160104     180,574  3,455,304 SH      SOLE              3,358,973      96,331
JP Morgan Chase & Co.      Common46625H100     142,347  4,196,541 SH      SOLE              4,063,020     133,521
Kimberly Clark             Common494368103     151,851  2,449,209 SH      SOLE              2,361,102      88,107
Leitch Technology Corp.    Common52543H107          61     10,200 SH      SOLE                 10,200
Loblaw Companies Ltd.      Common539481101     281,200  7,133,701 SH      SOLE              6,847,779     285,922
Lucent Technologies Inc.   Common549463107         113     67,828 SH      SOLE                 67,828
Manulife Financial CorportaCommon56501R106     539,495 19,599,781 SH      SOLE             18,843,251     756,530
MDS Inc.                   Common55269P302      79,979  5,240,909 SH      SOLE              5,240,909
Merck & Co.                Common589331107     186,983  3,692,388 SH      SOLE              3,597,930      94,458
Microsoft Corporation      Common594918104     117,034  2,139,553 SH      SOLE              2,082,370      57,183
Motorola Inc.              Common620076109       2,162    148,210 SH      SOLE                148,210
Nexen Inc.                 Common65334H102     459,766 17,782,864 SH      SOLE             17,011,010     771,854
Nortel Networks CorporationCommon656568102         466    335,884 SH      SOLE                335,844          40
Nova Chemicals Corporation Common66977W109     106,917  5,029,637 SH      SOLE              4,808,767     220,870
Pepsico Inc.               Common713448108     127,294  2,640,951 SH      SOLE              2,559,289      81,662
Pfizer Inc.                Common717081103     130,614  3,731,816 SH      SOLE              3,631,166     100,650
Philip Morris Corp.        Common718154107     137,984  3,158,975 SH      SOLE              3,058,075     100,900
Pitney Bowes Inc.          Common724479100         175      4,400 SH      SOLE                  4,400
Potash Corporation of SaskaCommon73755L107     150,559  2,352,284 SH      SOLE              2,262,818      89,466
Procter & Gamble           Common742718109     102,283  1,145,387 SH      SOLE              1,100,765      44,622
Rogers Communications Inc.   B   775109200      73,053  8,518,154 SH      SOLE              8,199,021     319,133
Royal Bank of Canada       Common780087102     636,433 19,223,909 SH      SOLE             18,468,525     755,384
Royal Dutch Petroleum Co.  Common780257804     221,104  4,000,443 SH      SOLE              3,723,556     276,887
Schering-Plough            Common806605101      46,258  1,880,413 SH      SOLE              1,810,713      69,700
Shaw Communications Inc.     B   82028K200     118,826 11,249,849 SH      SOLE             10,805,722     444,127
Sunlife Financial Svs      Common866796105     138,841  6,688,150 SH      SOLE              6,410,248     277,902
Suncor Energy Inc.         Common867229106       5,591    333,342 SH      SOLE                321,342      12,000
Talisman Energy Inc.       Common87425E103     390,371  9,070,344 SH      SOLE              8,701,535     368,809
Toronto Dominion Bank Ont. Common891160509     414,912 18,317,599 SH      SOLE             17,591,332     726,267
TranCanada Pipelines LimiteCommon893526103     294,812 20,326,635 SH      SOLE             19,575,735     750,900
Unilever NV-NYS            Common904784709      81,655  1,260,114 SH      SOLE              1,216,972      43,142
Wachovia Corporation       Common929903102      56,967  1,492,058 SH      SOLE              1,444,458      47,600
Walgreen Co.               Common931422109      63,803  1,651,643 SH      SOLE              1,591,140      60,503
Wells Fargo & Co.          Common949746101     128,594  2,568,805 SH      SOLE              2,460,283     108,522
Westaim Corporation        Common956909105       1,838    777,300 SH      SOLE                777,300
Wyeth                      Common983024100      11,982    234,024 SH      SOLE                234,024
Xerox Corp.                Common984121103          43      6,106 SH      SOLE                  6,106
Zimmer Holdings            Common98956P102       2,130     59,731 SH      SOLE                 59,731